united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Leader Fund Trust

(Exact name of registrant as specified in charter)

7412 SW Beaverton Hillsdale Hwy #210, Portland, OR 97225

(Address of principal executive offices) (Zip code)

Candy Dillon

7412 SW Beaverton Hillsdale Hwy #210, Portland, OR 97225

(Name and address of agent for service)

Registrant's telephone number, including area code: 503-294-1010

Date of fiscal year end: 5/31

Date of reporting period: 8/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leader Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 31.1%
	BANKS - 1.8%
113,000	Bank of America Corp. (a)	3 Month LIBOR + 3.39%	5.1250	Perpetual	113,421
1,500,000	VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	1,616,436
					1,729,857
	MISCELLANEOUS MANUFACTURING - 1.2%
1,250,000	General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	1,136,275

	OIL & GAS - 0.8%
750,000	Petroleos Mexicanos		6.5000	3/13/2027	771,750

	OTHER ASSET BACKED SECURITIES - 25.4%
3,367,000	Anchorage Capital CLO Ltd. 2016-8A ER (a,b)	3 Month LIBOR + 5.75%	8.0057	7/28/2028	3,306,755
2,000,000	Apidos CLO XXII 2015-22A D (a,b)	3 Month LIBOR + 6.00%	8.2776	10/20/2027	1,994,820
500,000	Ares XXXIV CLO Ltd. 2015-2A E2 (a,b)	3 Month LIBOR + 5.20%	7.4558	7/29/2026	497,612
1,500,000	Atrium XII 12A-ER (a,b)	3 Month LIBOR + 5.25%	7.5276	4/22/2027	1,481,685
2,000,000	BlueMountain CLO Ltd. 2012-2A ER (a,b)	3 Month LIBOR + 5.75%	7.8859	11/20/2028	1,949,217
2,000,000	BlueMountain CLO Ltd. 2015-1A D (a,b)	3 Month LIBOR + 5.45%	7.7534	4/13/2027	1,995,214
2,000,000	Carlyle Global Market Strategies CLO Ltd. 2015-3A DR (a,b)	3 Month LIBOR + 5.20%	7.4558	7/28/2028	1,950,360
1,500,000	CIFC Funding Ltd. 2012-2RA D(a,b)	3 Month LIBOR + 5.45%	7.7276	1/20/2028	1,477,621
2,500,000	Cumberland Park CLO Ltd. 2015-2A ER (a,b)	3 Month LIBOR + 5.65%	7.9276	7/20/2028	2,481,873
1,500,000	LCM XX LP 20A ER (a,b)	3 Month LIBOR + 5.45%	7.7276	10/20/2027	1,473,485
1,750,000	LCM XXI LP 21A ER (a,b)	3 Month LIBOR + 5.75%	8.0276	4/20/2028	1,706,373
3,000,000	Madison Park Funding XII Ltd. 2017-12A B1(a,b)	3 Month LIBOR + 5.10%	7.3776	7/20/2026	2,985,098
1,000,000	Neuberger Berman CLO XVI-S Ltd. 2017-16SA E (a,b)	3 Month LIBOR + 5.40%	7.7034	1/15/2028	942,524
					24,242,637
	PHARMACEUTICALS - 0.9%
1,000,000	Teva Pharmaceutical Finance Co BV		2.9500	12/18/2022	876,250

	SOFTWARE - 1.0%
1,000,000	Rackspace Hosting, Inc. (b)		8.6250	11/15/2024	922,500

	TOTAL BONDS & NOTES (Cost - $30,015,779)				29,679,269

	INTEREST ONLY U.S. AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 56.7%
47,257,351	Fannie Mae-Aces 2010-M4 X (c)		0.8441	6/25/2020	177,215
3	Fannie Mae-Aces 2010-M6 X (c)		0.2718	9/25/2020	-
210,338,432	Fannie Mae-Aces 2011-M1 X (c)		0.1647	6/25/2021	1,133,856
221,743,708	Fannie Mae-Aces 2011-M2 X (c)		0.1500	4/25/2021	1,281,956
112,605,671	Fannie Mae-Aces 2011-M3 X (c)		0.1396	7/25/2021	475,055
220,558,291	Fannie Mae-Aces 2011-M4 X (c)		0.1387	6/25/2021	1,412,951
303,612,281	Fannie Mae-Aces 2011-M8 X (c)		0.1312	8/25/2021	1,945,016
144,620,778	Fannie Mae-Aces 2011-M9 X (c)		0.1317	1/25/2021	271,164
303,728,470	Fannie Mae-Aces 2012-M1 X (c)		0.1227	10/25/2021	1,755,930
237,460,587	Fannie Mae-Aces 2018-M5 XI (c)		0.3113	9/25/2021	871,926
256,755,602	Fannie Mae-Aces 2018-M5 XP (c)		0.2000	9/25/2021	1,765,195
143,901,031	FREMF Mortgage Trust 2013-K28 X2B (b)		0.1000	6/25/2046	471,995
42,991,288	Government National Mortgage Association 2010-148 (c)		1.1851	9/16/2050	894,649
10,001,061	Government National Mortgage Association 2011-67 (c)		0.0001	4/16/2053	31,153
3,620,742	Government National Mortgage Association 2011-96 (c)		0.0001	8/16/2053	8,672
9,192,225	Government National Mortgage Association 2011-119 (c)		0.3548	8/16/2051	94,036
4,580,187	Government National Mortgage Association 2011-121 (a)	(1 Month LIBOR) + 6.10%	3.7680	3/16/2043	473,775
28,829,773	Government National Mortgage Association 2011-142 (c)		0.2247	9/16/2046	164,762
11,988,113	Government National Mortgage Association 2012-1 (c)		0.2959	9/16/2053	131,510
15,812,629	Government National Mortgage Association 2012-109 (c)		0.7683	10/16/2053	428,206
31,621,172	Government National Mortgage Association 2012-132 (c)		0.7706	6/16/2054	965,711
34,500,998	Government National Mortgage Association 2012-139 (c)		0.8360	2/16/2053	1,948,616
23,296,400	Government National Mortgage Association 2013-63 (c)		0.7939	9/16/2051	1,340,941
45,619,866	Government National Mortgage Association 2013-141 (c)		0.6140	6/16/2040	760,939
14,691,000	Government National Mortgage Association 2013-146 (c)		0.7913	11/16/2048	525,056
34,934,702	Government National Mortgage Association 2013-176 (c)		1.0244	3/16/2046	1,688,394
13,777,940	Government National Mortgage Association 2014-16 (c)		0.7296	6/16/2055	498,899
28,564,066	Government National Mortgage Association 2014-92		1.5000	6/16/2040	794,938
42,612,838	Government National Mortgage Association 2014-186		0.3000	12/16/2047	545,018
3,377,034	Government National Mortgage Association 2015-21 (c)		0.9281	7/16/2056	190,802
14,820,210	Government National Mortgage Association 2015-23 (c)		1.6528	10/16/2041	481,657
21,735,759	Government National Mortgage Association 2015-30 (c)		1.0207	7/16/2056	1,359,354
7,492,369	Government National Mortgage Association 2015-32 (c)		0.8378	9/16/2049	427,889
18,756,587	Government National Mortgage Association 2015-47 (c)		0.8485	10/16/2056	1,025,798
15,343,480	Government National Mortgage Association 2015-120 (c)		0.8569	3/16/2057	898,668
13,949,619	Government National Mortgage Association 2015-122 (c)		0.8648	5/16/2057	913,003
18,010,676	Government National Mortgage Association 2016-2 (c)		0.9092	4/16/2057	1,212,659
17,354,097	Government National Mortgage Association 2016-34 (c)		0.9927	1/16/2058	1,290,277
14,273,154	Government National Mortgage Association 2016-35 (c)		0.8704	3/16/2058	932,180
18,624,313	Government National Mortgage Association 2016-36 (c)		0.9407	8/16/2057	1,327,355

Leader Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
		INTEREST ONLY U.S. AGENCY COMMERCIAL MORTGAGE OBLIGATIONS (Continued) - 56.7%
18,519,894		Government National Mortgage Association 2016-45 (c)	1.0141	2/16/2058	1,275,650
55,340,783		Government National Mortgage Association 2016-64 (c)	0.9631	12/16/2057	3,684,036
59,793,258		Government National Mortgage Association 2016-67 (c)	1.1673	7/16/2057	4,737,420
4,488,747		Government National Mortgage Association 2016-86 (c)	1.0455	3/16/2058	342,581
9,341,555		Government National Mortgage Association 2016-94 (c)	1.1666	12/16/2057	705,848
16,975,604		Government National Mortgage Association 2016-119 (c)	1.1224	4/16/2058	1,264,852
27,279,648		Government National Mortgage Association 2016-133 (c)	1.0620	12/16/2057	2,025,514
15,929,638		Government National Mortgage Association 2016-143	0.9607	10/16/2056	1,204,758
18,696,718		Government National Mortgage Association 2016-158 (c)	0.9071	6/16/2058	1,309,331
32,892,421		Government National Mortgage Association 2016-166 (c)	1.0876	4/16/2058	2,626,460
6,971,114		Government National Mortgage Association 2016-175 (c)	0.9203	9/16/2058	493,694
23,489,273		Government National Mortgage Association 2016-177 (c)	0.7801	1/16/2057	1,422,510
		INTEREST ONLY U.S. AGENCY COMMERCIAL MORTGAGE OBLIGATIONS (Cost - $55,467,934)			54,009,830

		U.S. GOVERNMENT OBLIGATIONS - 5.9%
		U.S. TREASURY OBLIGATIONS - 5.9%
1,500,000		United States Treasury Bond	2.2500	8/15/2049	1,595,098
3,000,000		United States Treasury Note	2.5000	1/31/2021	3,034,805
1,000,000		United States Treasury Note	1.2500	1/31/2020	997,266
		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $5,583,747)			5,627,169
Shares		PREFERRED STOCKS - 1.1%	Dividend Rate (%)
		AUCTION RATE PREFERRED STOCKS - 1.1%
27		Eaton Vance Senior Floating-Rate Trust Series C (d,e,f)	3.1860	Perpetual	621,000
18		Eaton Vance Senior Floating-Rate Trust Series D (d,e,f)	3.0810	Perpetual	414,000
		TOTAL PREFERRED STOCK - (Cost $1,125,000)			1,035,000

		SHORT - TERM INVESTMENTS - 3.9%
		MONEY MARKET FUND - 3.9%
3,687,312		Federated Treasury Obligations Fund - Institutional Class 1.98% (a) (Cost - $3,687,312)			3,687,312

		TOTAL INVESTMENTS - 98.7% (Cost - $95,879,772)			$ 94,038,580
		OTHER ASSETS LESS LIABILITIES - 1.3%			1,219,825
		NET ASSETS - 100.0%			$ 95,258,405

		CLO - Collateralized Loan Obligation
		H15T1Y - US Treasury Yield Curve T-Note Constant Maturity 1 Year
		Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	(a)	Variable rate security; the rate shown represents the rate at August 31, 2019.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration
		to qualified institutional buyers. At August 31, 2019, these securities amounted to $25,637,132 or 26.9% of net assets.
	(c)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the
		underlying pool of assets. The rate represents the rate at August 31, 2019.
	(d)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
	(e)	The Advisor or Trustees have determined these securities to be illiquid. On August 31, 2019, these securities amounted to $1,035,000 or 1.1 % of net assets.
	(f)	Rate shown represents the dividend rate as of August 31, 2019.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 32.2%
	BANKS - 1.5%
32,000	Bank of America Corp. (a)	3 Month LIBOR + 3.39%	5.1250	Perpetual	32,119
500,000	VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	538,812
					570,931
	MISCELLANEOUS MANUFACTURING - 1.2%
500,000	General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	454,510

	OIL & GAS - 2.6%
1,000,000	Chesapeake Energy Corp.		8.0000	6/15/2027	727,510
250,000	Petroleos Mexicanos		6.5000	3/13/2027	257,250
					984,760
	OTHER ASSET BACKED SECURITIES - 23.1%
750,000	Anchorage Capital CLO 8 Ltd. 2016-8A ER (a,b)	3 Month LIBOR + 5.75%	8.0057	7/28/2028	736,580
1,000,000	Apidos CLO XXII 2015-22A D (a,b)	3 Month LIBOR + 6.00%	8.2776	10/20/2027	997,410
500,000	Ares XXXIV CLO Ltd. 2015-2A E2 (a,b)	3 Month LIBOR + 5.20%	7.4558	7/29/2026	497,612
500,000	Atrium XII 12A ER (a,b)	3 Month LIBOR + 5.25%	7.5276	4/22/2027	493,895
1,000,000	BlueMountain CLO Ltd. 2012-2A ER2 (a,b)	3 Month LIBOR + 5.75%	7.8859	11/20/2028	974,608
250,000	BlueMountain CLO Ltd. 2015-1A D (a,b)	3 Month LIBOR + 5.45%	7.7534	4/13/2027	249,402
825,000	Carlyle Global Market Strategies CLO Ltd. 2015-3A DR (a,b)	3 Month LIBOR + 5.20%	7.4558	7/28/2028	804,523
500,000	CIFC Funding Ltd. 2012-2RA D (a,b)	3 Month LIBOR + 5.45%	7.7276	1/20/2028	492,540
1,000,000	Cumberland Park CLO Ltd. 2015-2A ER (a,b)	3 Month LIBOR + 5.65%	7.9276	7/20/2028	992,749
500,000	LCM XX LP 20A ER (a,b)	3 Month LIBOR + 5.45%	7.7276	10/20/2027	491,162
750,000	LCM XXI LP 21A ER (a,b)	3 Month LIBOR + 5.75%	8.0276	4/20/2028	731,303
1,000,000	Madison Park Funding XII Ltd. 2014-12A E (a,b)	3 Month LIBOR + 5.10%	7.3776	7/20/2026	995,033
250,000	Treman Park CLO Ltd. 2015-1A ERR (a,b)	3 Month LIBOR + 5.50%	7.7776	10/20/2028	246,227
					8,703,044
	PHARMACEUTICALS - 1.2%
500,000	Teva Pharmaceutical Finance Co BV		2.9500	12/18/2022	438,125

	PRIVATE EQUITY - 1.4%
500,000	Icahn Enterprises LP		6.3750	12/15/2025	530,625

	SOFTWARE - 1.2%
500,000	Rackspace Hosting, Inc. (b)		8.6250	11/15/2024	461,250

	TOTAL BONDS & NOTES (Cost - $12,238,363)				12,143,245

	INTEREST ONLY U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 52.0%
9,882,440	Fannie Mae-Aces 2010 - M4 X (c)		0.8441	6/25/2020	37,059
1	Fannie Mae-Aces 2010 - M6 X (c)		0.2718	9/25/2020	-
72,699,277	Fannie Mae-Aces 2011 - M1 X (c)		0.1647	6/25/2021	391,895
74,952,863	Fannie Mae-Aces 2011 - M2 X (c)		0.1500	4/25/2021	433,321
30,020,925	Fannie Mae-Aces 2011 - M3 X (c)		0.1396	7/25/2021	126,651
94,139,742	Fannie Mae-Aces 2011 - M4 X (c)		0.1387	6/25/2021	603,083
116,989,195	Fannie Mae-Aces 2011 - M8 X (c)		0.1312	8/25/2021	749,462
46,605,850	Fannie Mae-Aces 2011 - M9 X (c)		0.1317	1/25/2021	87,386
131,119,039	Fannie Mae-Aces 2012 - M1 X (c)		0.1227	10/25/2021	758,032
87,140,897	Fannie Mae-Aces 2018 - M5 X1 (c)		0.3113	9/25/2021	319,970
67,845,882	Fannie Mae-Aces 2018 - M5 XP (c)		0.2000	9/25/2021	466,440
4,795,992	Freddie Mac Multifamily Structured Pass Through Certificates K033 X1 (c)		0.3003	7/25/2023	55,202
19,415,277	Freddie Mac Multifamily Structured Pass Through Certificates K047 X1 (c)		0.1390	5/25/2025	165,709
6,244,050	Freddie Mac Multifamily Structured Pass Through Certificates K051 X1 (c)		0.5457	9/25/2025	179,142
27,541,000	Freddie Mac Multifamily Structured Pass Through Certificates K712 X3 (c)		1.4802	5/25/2040	79,731
13,834,721	Freddie Mac Multifamily Structured Pass Through Certificates KS03 X (c)		0.2945	8/25/2025	148,170
23,082,803	Government National Mortgage Association 2010-16 (c)		0.2059	1/16/2050	307,001
12,173,231	Government National Mortgage Association 2010-83 (c)		0.0929	7/16/2050	68,474
23,092,130	Government National Mortgage Association 2010-148 (c)		1.1851	9/16/2050	480,547
3,465,885	Government National Mortgage Association 2011-67 (c)		0.0001	4/16/2053	10,796
1,206,914	Government National Mortgage Association 2011-96 (c)		0.0001	8/16/2053	2,891
4,081,060	Government National Mortgage Association 2012-1 (c)		0.2959	9/16/2053	44,769
4,984,266	Government National Mortgage Association 2012-28 (c)		0.1057	7/16/2045	47,400
42,431,651	Government National Mortgage Association 2012-46 (c)		0.4586	9/16/2053	676,254
11,115,387	Government National Mortgage Association 2012-132 (c)		0.7706	6/16/2054	339,464
3,381,354	Government National Mortgage Association 2013-17 (c)		0.7797	6/16/2054	103,639
17,741,257	Government National Mortgage Association 2013-141 (c)		0.6140	6/16/2040	295,924
14,690,999	Government National Mortgage Association 2013-146 (c)		0.7913	11/16/2048	525,056
7,755,341	Government National Mortgage Association 2013-163 (c)		1.2378	2/16/2046	411,157
6,986,938	Government National Mortgage Association 2013-176 (c)		1.0244	3/16/2046	337,679
13,585,049	Government National Mortgage Association 2014-16 (c)		0.7296	6/16/2055	491,915
9,862,206	Government National Mortgage Association 2014-92		1.5000	6/16/2040	274,465
19,467,566	Government National Mortgage Association 2014-164		0.2500	8/16/2043	106,780
21,306,419	Government National Mortgage Association 2014-186		0.3000	12/16/2047	272,509

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	INTEREST ONLY U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS (Continued) - 52.0%
7,335,535	Government National Mortgage Association 2015-23 (c)		1.6528	10/16/2041	238,405
3,746,184	Government National Mortgage Association 2015-32 (c)		0.8378	9/16/2049	213,945
9,378,294	Government National Mortgage Association 2015-47 (c)		0.8485	10/16/2056	512,899
7,671,538	Government National Mortgage Association 2015-120 (c)		0.8569	3/16/2057	449,322
3,107,118	Government National Mortgage Association 2015-150 (c)		0.9376	9/16/2057	195,220
6,754,003	Government National Mortgage Association 2016-2 (c)		0.9092	4/16/2057	454,747
8,702,981	Government National Mortgage Association 2016-34 (c)		0.9927	1/16/2058	647,067
8,277,432	Government National Mortgage Association 2016-35 (c)		0.8704	3/16/2058	540,599
9,324,738	Government National Mortgage Association 2016-36 (c)		0.9407	8/16/2057	664,574
6,173,298	Government National Mortgage Association 2016-45 (c)		1.0141	2/16/2058	425,217
6,649,279	Government National Mortgage Association 2016-64 (c)		0.9631	12/16/2057	442,643
5,233,416	Government National Mortgage Association 2016-65 (c)		1.0019	1/16/2058	359,326
6,120,570	Government National Mortgage Association 2016-67 (c)		1.1673	7/16/2057	484,933
3,626,907	Government National Mortgage Association 2016-86 (c)		1.0455	3/16/2058	276,806
4,670,777	Government National Mortgage Association 2016-94 (c)		1.1666	12/16/2057	352,924
6,582,037	Government National Mortgage Association 2016-106 (c)		1.0315	9/16/2058	510,371
6,601,624	Government National Mortgage Association 2016-119 (c)		1.1224	4/16/2058	491,887
11,821,181	Government National Mortgage Association 2016-133 (c)		1.0620	12/16/2057	877,723
5,309,879	Government National Mortgage Association 2016-143		0.9607	10/16/2056	401,586
9,365,182	Government National Mortgage Association 2016-158 (c)		0.9071	6/16/2058	655,844
6,971,114	Government National Mortgage Association 2016-175 (c)		0.9203	9/16/2058	493,694
9,395,709	Government National Mortgage Association 2016-177 (c)		0.7801	1/16/2057	569,004
	INTEREST ONLY U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS (Cost - $19,749,589)				19,656,709

	U.S. GOVERNMENT OBLIGATIONS - 9.5%
	U.S. TREASURY OBLIGATIONS - 9.5%
1,500,000	United States Treasury Bond		2.2500	8/15/2049	1,595,098
2,000,000	United States Treasury Note		1.2500	1/31/2020	1,994,531
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,577,281)				3,589,629
Shares	PREFERRED STOCK - 1.0%		Dividend Rate (%)
	PIPELINES - 1.0%
15,000	NGL Energy Partners LP (a) (Cost $375,000)	3 Month LIBOR + 7.38%	9.6250	Perpetual	380,550

	SHORT-TERM INVESTMENTS - 3.9%
	MONEY MARKET FUND - 3.9%
1,468,099	Federated Treasury Obligations Fund - Institutional Class 1.98% (a) (Cost - $1,468,099)				1,468,099

	TOTAL INVESTMENTS - 98.6% (Cost - $37,408,332)				$37,238,232
	OTHER ASSETS LESS LIABILITIES - 1.4%				527,169
	NET ASSETS - 100.0%				$37,765,401

	CLO - Collateralized Loan Obligation
	H15T1Y - US Treasury Yield Curve T-Note Constant Maturity 1 Year
	Perpetual - Perpetual stocks and bonds are fixed income instruments without defined maturity dates
(a)	Variable rate security; the rate shown represents the rate at August 31, 2019.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from
	registration to qualified institutional buyers. On August 31, 2019, these securities amounted to $9,164,294 or 24.3 % of net assets.
(c)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments
	on the underlying pool of assets. The rate shown represents the rate at August 31, 2019.

Leader Floating Rate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 79.2%
	ASSET BACKED SECURITIES - 79.2%
179,120	Allegro CLO I Ltd. 2013-1A A1R (a,b)	3 Month LIBOR + 1.22%	3.4858	1/30/2026	179,252
3,530,000	ALM Loan Funding 2015-17A A1R (a,b)	3 Month LIBOR + 0.93%	3.2334	1/15/2028	3,519,332
5,000,000	ALM V Ltd. 2012-5A A1R3 (a,b)	3 Month LIBOR + 0.91%	3.2096	10/18/2027	5,001,681
1,000,000	ALM VII Ltd. 2012-7A A1R (a,b)	3 Month LIBOR + 1.17%	3.4734	7/15/2029	999,951
2,750,000	ALM VIII Ltd. 2013-8A A1R (a,b)	3 Month LIBOR + 1.49%	3.7934	10/15/2028	2,755,156
5,000,000	ALM XVI Ltd. 2015-16A AA2R (a,b)	3 Month LIBOR + 0.90%	3.2034	7/15/2027	4,996,324
2,000,000	ALM XVII Ltd. 2015-17A A2R (a,b)	3 Month LIBOR + 1.60%	3.9034	1/15/2028	2,002,859
2,250,000	Anchorage Capital CLO 7 Ltd. 2015-7A B1R (a,b)	3 Month LIBOR + 1.30%	3.6034	10/15/2027	2,236,120
2,750,000	Anchorage Capital CLO 8 Ltd. 2016-8A BR (a,b)	3 Month LIBOR + 1.60%	3.8558	7/28/2028	2,743,110
1,000,000	Apidos CLO XXII 2015-22A A1 (a,b)	3 Month LIBOR + 1.50%	3.7776	10/20/2027	1,000,978
6,250,000	Apidos CLO XXIII 2015-23A A1R (a,b)	3 Month LIBOR + 0.82%	3.1234	1/15/2027	6,224,578
1,950,000	Ares XXIX CLO Ltd. 2014-1A BR (a,b)	3 Month LIBOR + 2.30%	4.6033	4/17/2026	1,953,193
2,750,000	ARES XXXIV CLO Ltd. 2015-2A BR (a,b)	3 Month LIBOR + 1.50%	3.7558	7/29/2026	2,744,296
3,500,000	Atrium XII 12A AR (a,b)	3 Month LIBOR + 0.83%	3.1076	4/22/2027	3,499,434
1,500,000	Atrium XII 12A BR (a,b)	3 Month LIBOR + 1.35%	3.6276	4/22/2027	1,482,169
250,000	Babson CLO Ltd. 2015-IIA B2R (a,b)	3 Month LIBOR + 1.59%	3.8676	10/20/2030	247,554
5,020,000	BlueMountain CLO Ltd. 2012-2A A2R (a,b)	3 Month LIBOR + 1.05%	3.1859	11/20/2028	5,016,513
4,200,000	BlueMountain CLO Ltd. 2013-1 A A1R (a,b)	3 Month LIBOR + 1.23%	3.5076	1/20/2029	4,203,547
1,593,313	BlueMountain CLO Ltd. 2015-1A A1R (a,b)	3 Month LIBOR + 1.33%	3.6334	4/13/2027	1,595,820
645,000	BlueMountain CLO Ltd. 2015-2A A1R (a,b)	3 Month LIBOR + 0.93%	3.2296	7/18/2027	644,039
5,000,000	BlueMountain CLO Ltd. 2016-1A BR (a,b)	3 Month LIBOR + 1.35%	3.6276	4/20/2027	4,945,063
1,000,000	Burnham Park Clo Ltd. 2016-1A A (a,b)	3 Month LIBOR + 1.43%	3.7076	10/20/2029	1,001,697
2,500,000	Carlyle Global Market Strategies CLO Ltd. 2013-2A AR (a,b)	3 Month LIBOR + 0.89%	3.1896	1/18/2029	2,490,686
5,000,000	CIFC Funding Ltd. 2012-II-R (a,b)	3 Month LIBOR + 0.80%	3.0776	1/20/2028	4,986,674
990,836	CIFC Funding Ltd. 2015-2A AR (a,b)	3 Month LIBOR + 0.78%	3.0834	4/15/2027	988,960
2,000,000	CIFC Funding Ltd. 2015-4A A2R (a,b)	3 Month LIBOR + 1.85%	4.1276	10/20/2027	2,003,762
3,900,000	CIFC Funding Ltd. 2015-5A A1R (a,b)	3 Month LIBOR + 0.86%	3.1355	10/25/2027	3,890,072
1,000,000	CIFC Funding Ltd. 2017-1A A (a,b)	3 Month LIBOR + 1.36%	3.6376	4/23/2029	1,000,639
1,200,000	Cumberland Park CLO Ltd. 2015-2A BR (a,b)	3 Month LIBOR + 1.40%	3.6776	7/20/2028	1,198,869
2,000,000	Dryden 33 Senior Loan Fund 2014-33A AR (a,b)	3 Month LIBOR + 1.23%	3.5334	4/15/2029	2,000,889
1,000,000	Dryden 33 Senior Loan Fund 2014-33A BR (a,b)	3 Month LIBOR + 1.75%	4.0534	4/15/2029	1,001,253
3,410,000	Dryden XXV Senior Loan Fund 2012-25A ARR (a,b)	3 Month LIBOR + 0.90%	3.2034	10/15/2027	3,406,698
2,500,000	Dryden XXVI Senior Loan Fund 2013-26A AR (a,b)	3 Month LIBOR + 0.90%	3.2034	4/15/2029	2,486,754
1,750,000	Emerson Park CLO Ltd. 2013-1A C1R (a,b)	3 Month LIBOR + 2.15%	4.4534	7/15/2025	1,754,347
2,000,000	Highbridge Loan Management Ltd. 7A-2015 (a,b)	3 Month LIBOR + 1.18%	3.3381	3/15/2027	1,975,265
1,920,000	LCM XX Ltd. 20A AR (a,b)	3 Month LIBOR + 1.04%	3.3176	10/20/2027	1,918,965
2,350,000	LCM XXI Ltd. 21A AR (a,b)	3 Month LIBOR + 1.40%	3.6776	4/20/2028	2,336,775
2,200,000	LCM XXIII Ltd. 23A A1 (a,b)	3 Month LIBOR + 1.40%	3.6776	10/20/2029	2,207,290
2,500,000	Madison Park Funding XI Ltd. 2013-11A AR (a,b)	3 Month LIBOR + 1.16%	3.4194	7/23/2029	2,505,091
5,000,000	Madison Park Funding XIII Ltd. 2014-13A A1R (a,b)	3 Month LIBOR + 0.95%	3.2525	4/19/2030	4,990,491
3,620,000	Madison Park Funding XV Ltd. 2014-15A A2R (a,b)	3 Month LIBOR + 1.50%	3.7558	1/27/2026	3,622,771
3,450,000	Madison Park Funding XXX Ltd. 2018-30A A (a,b)	3 Month LIBOR + 0.75%	3.0534	4/15/2029	3,417,954
2,250,000	Magnetite VII Ltd. 2012-7A A1R2 (a,b)	3 Month LIBOR + 0.80%	3.1034	1/15/2028	2,236,847
5,355,000	Magnetite XVIII Ltd. 2016-18A AR (a,b)	3 Month LIBOR + 1.08%	3.2381	11/15/2028	5,351,120
890,000	Neuberger Berman CLO XIV Ltd. 2013-14A AR (a,b)	3 Month LIBOR + 1.25%	3.5057	1/28/2030	889,291
724,000	Neuberger Berman CLO XVI-S 2017-16SA A (a,b)	3 Month LIBOR + 0.85%	3.1534	1/15/2028	722,423
2,750,000	Octagon Investment Partners XXI Ltd. 2014-1A XRR (a,b)	3 Month LIBOR + 0.75%	2.9252	2/14/2031	2,750,288
2,256,000	Octagon Investment Partners XXIII Ltd. 2015-1A A1R (a,b)	3 Month LIBOR + 0.85%	3.1534	7/15/2027	2,250,222
1,000,000	OHA Loan Funding Ltd. 2015-1A AR (a,b)	3 Month LIBOR + 1.41%	3.5681	8/15/2029	1,002,522
3,000,000	OHA Loan Funding Ltd. 2015-1A BR (a,b)	3 Month LIBOR + 1.80%	3.9581	8/15/2029	3,002,103
250,000	Palmer Square CLO Ltd. 2018-3A A2 (a,b)	3 Month LIBOR + 1.35%	3.5081	8/15/2026	248,689
3,145,743	Palmer Square Loan Funding Ltd. 2018-4A A1 (a,b)	3 Month LIBOR + 0.90%	3.0581	11/15/2026	3,144,371
2,100,000	Palmer Square Loan Funding Ltd. 2018-4A A2 (a,b)	3 Month LIBOR + 1.45%	3.6081	11/15/2026	2,092,119
1,000,000	Palmer Square Loan Funding Ltd. 2019-2A A1 (a,b)	3 Month LIBOR + 0.97%	3.4934	4/20/2027	1,000,660
2,780,000	Race Point VIII CLO Ltd. 2013-8A AR (a,b)	3 Month LIBOR + 1.34%	3.4759	2/20/2030	2,781,890
2,000,000	Recette CLO Ltd. 2015-1A BR (a,b)	3 Month LIBOR + 1.30%	3.5776	10/20/2027	1,990,605
300,000	THL Credit Wind River Clo Ltd. 2015-2A A1R (a,b)	3 Month LIBOR + 0.87%	3.1734	10/15/2027	299,608
2,000,000	THL Credit Wind River Clo Ltd. 2015-2A A2R (a,b)	3 Month LIBOR + 0.87%	3.1734	10/15/2027	1,996,101
2,207,000	Treman Park CLO Ltd. 2015-1A APR (a,b)	3 Month LIBOR + 1.07%	3.3476	10/20/2028	2,206,666
1,000,000	Voya CLO Ltd. 2012-4A A2R (a,b)	3 Month LIBOR + 1.85%	4.1534	10/15/2028	1,002,604
1,500,000	Voya CLO Ltd. 2015-1A A1R (a,b)	3 Month LIBOR + 0.90%	3.1996	1/18/2029	1,494,062
752,500	Voya CLO Ltd. 2015-1A A2R (a,b)	3 Month LIBOR + 1.25%	3.5496	1/18/2029	741,223
5,000,000	Voya CLO Ltd. 2015-2A AR (a,b)	3 Month LIBOR + 0.97%	3.2294	7/23/2027	4,996,055
	TOTAL ASSET BACKED SECURITIES (Cost - $151,385,669)				151,376,340

Leader Floating Rate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)

	INTEREST ONLY U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 13.6%
45,284,942	Freddie Mac Multifamily Structured Pass Through Certificates K013 (c)	0.6683	1/25/2021	299,107
27,947,761	Government National Mortgage Association 2013-176 (c)	1.0244	3/16/2046	1,350,715
46,839,530	Government National Mortgage Association 2014-135 (c)	0.8132	1/16/2056	2,284,832
20,262,010	Government National Mortgage Association 2016-2 (c)	0.9092	4/16/2057	1,364,241
24,622,571	Government National Mortgage Association 2016-34 (c)	0.9927	1/16/2058	1,830,688
15,074,104	Government National Mortgage Association 2016-35 (c)	0.8704	3/16/2058	984,490
41,986,483	Government National Mortgage Association 2016-36 (c)	0.9407	8/16/2057	2,992,377
29,808,558	Government National Mortgage Association 2016-64 (c)	0.9631	12/16/2057	1,984,356
82,152,170	Government National Mortgage Association 2016-67 (c)	1.1673	7/16/2057	6,508,916
13,639,824	Government National Mortgage Association 2016-133 (c)	1.0620	12/16/2057	1,012,757
44,986,521	Government National Mortgage Association 2016-158 (c)	0.9071	6/16/2058	3,150,406
37,582,836	Government National Mortgage Association 2016-177 (c)	0.7801	1/16/2057	2,276,017
	TOTAL INTEREST ONLY U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS (Cost - $25,959,795)			26,038,902

	U.S. GOVERNMENT OBLIGATIONS - 5.3%	Discount Rate (%)
	U.S. TREASURY OBLIGATIONS - 5.3%
10,000,000	United States Treasury Bill (Cost - $9,998,872)	2.0332	9/3/2019	9,998,872

Shares	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
3,203,878	Federated Treasury Obligations Fund - Institutional Class 1.98% (Cost - $3,203,878) (a)			3,203,878

	TOTAL INVESTMENTS - 99.8% (Cost - $190,548,214)			$190,617,992
	OTHER ASSETS LESS LIABILITIES - 0.2%			433,497
	NET ASSETS - 100.0%			$191,051,489

	CLO - Collateralized Loan Obligation
(a)	Variable rate security; the rate shown represents the rate at August 31, 2019.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified
	institutional buyers. On August 31, 2019, these securities amounted to $151,376,340 or 79.2 % of net assets.
(c)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update (ASU) 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) or valued by an  independent dealer using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type and in some cases are valued at the present value of future cash flows based on the prevailing market rates. Each independent pricing source can utilize different assumptions (yield/cash flows) which can result in reported market prices being significantly different. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Bank loans are generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels.  Fair value is based on the average of one or more broker quotes received.  Investments in open-end investment companies are valued at net asset value. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair market value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an66 inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2019 for each Fund’s assets and liabilities at fair value.

Leader Short Duration Bond Fund
Assets *		Level 1	Level 2	Level 3		Total
Investments
Bonds & Notes		$-	$29,679,269		$-	$29,679,269
Interest Only U.S. Agency Commerical Mortgage Obligations		-	54,009,830		-	54,009,830
U.S. Government Obligations		-	5,627,169		-	5,627,169
Preferred Stocks		-	1,035,000		-	1,035,000
Short-Term Investments		3,687,312	-		-	3,687,312
Total Investments		$3,687,312	$90,351,268		$-	$94,038,580

Leader Total Return Fund

Assets *		Level 1	Level 2	Level 3		Total
Investments
Bonds & Notes		$-	$12,143,245		$-	$12,143,245
Interest Only U.S. Agency Commerical Mortgage Obligations		-	19,656,709		-	19,656,709
U.S. Government Obligations		-	3,589,629		-	3,589,629
Preferred Stock			380,550		-	380,550
Short-Term Investments		1,468,099	-		-	1,468,099
Total Investments		$1,468,099	$35,770,133		$-	$37,238,232
Leader Floating Rate Fund

Assets *		Level 1	Level 2	Level 3		Total
Investments
Asset Backed Securities		$-	$151,376,340		$-	$151,376,340
Interest Only U.S. Agency Commerical Mortgage Obligations		-	26,038,902		-	26,038,902
U.S. Government Obligations		-	9,998,872		-	9,998,872
Short-Term Investments		3,203,878	-		-	3,203,878
Total Investments		$3,203,878	$187,414,114		$-	$190,617,992
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.

Collateralized Loan Obligations - The Funds may invest a significant amount of their assets in collateralized loan obligations (“CLOs”). CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. Investments in CLO securities may be riskier and less transparent than direct investments in the underlying loans. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Funds invest. The tranches in a CLO vary substantially in their risk profile. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. The CLOs in which the Funds may invest may incur, or may have already incurred, debt that is senior to the Funds investment. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. The senior tranches of certain CLOs in which the Funds invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs, and in turn the Funds, to the risk of significant loss if there is a downturn in a particular industry in which the CLO is concentrated.

Investments in CLOs may be subject to certain tax provisions that could result in the Funds incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses the Funds experience with respect to its CLO investments may be an indication of future realized losses.

Interest Only Securities - The Funds may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities.  Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. IO and PO mortgage-backed securities may be illiquid.  The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile. A prepayment penalty is the penalty amount that the underlying asset pays when it prepays the loan amount before the maturity date. For the year ended May 31, 2019 there were $10,407,101, $2,336,208 and $1,033,961 in prepayment penalties paid to Short Duration, Total Return and Floating Rate, respectively. These amounts are included in the realized gain (loss) from investments on the Statements of Operations.

Concentration Risk: Certain Funds invest a significant portion of their assets in interest only securities. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis
The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at August 31, 2019, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Deprecation)
Short Duration Bond	$95,950,772	$1,924,413	$(3,836,605)	$(1,912,192)
Total Return	37,411,691	860,689	(1,034,148)	(173,459)
Floating Rate	190,548,214	361,311	(291,533)	69,778

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Leader Fund Trust

By

/s/ John Lekas

John Lekas, President/Principal Executive Officer

Date 10/24/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ John Lekas

John Lekas, President/Principal Executive Officer

Date 10/24/19

By

*/s/ John Lekas

John Lekas, Treasurer/Principal Financial Officer

Date 10/24/19